DEPOSIT FOR NON-CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 sqm
Deposits [Line Items]
Non-refundable deposit	$ 86,515	$ 38,140
Square meters of office building			10,000
Buildings [Member]
Deposits [Line Items]
Non-refundable deposit	85,722	38,140
Square meters of office building	46,628
Land use rights [Member]
Deposits [Line Items]
Non-refundable deposit	$ 793